INVESTMENTS - Investments breakdown (Details) - BRL (R$) R$ in Thousands	Dec. 31, 2021	Dec. 31, 2020
INVESTMENTS
Investments in associates and joint ventures	R$ 263,965	R$ 96,373
Goodwill	231,743	236,360
Other investments evaluated at fair value through other comprehensive income - Celluforce	28,358	26,338
Total investments	R$ 524,066	R$ 359,071